Summary of Net Realized Investment Gains And Losses (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Realized Investment Gains and Losses
Non-credit losses included in other comprehensive income	$ 1	$ 6	$ 36